Investments carried under the equity method, Distributions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Dividend distribution [Abstract]
Dividend distribution	$ 38,780	$ 57,537
2007 Vento II, LLC [Member]
Dividend distribution [Abstract]
Dividend distribution	16,100	32,600
Honaine [Member]
Dividend distribution [Abstract]
Dividend distribution	5,400	4,000
Amherst Island [Member]
Dividend distribution [Abstract]
Dividend distribution	$ 17,300	$ 20,900